Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Research and development	$ 174	$ 387
Prepaid insurance	1,151	280
Other	434	963
Total	$ 1,759	$ 1,630